UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments
As of June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (97.5%)[1]
Consumer Discretionary (12.2%)
	Home Depot Inc.	603,620	67,080
*	Amazon.com Inc.	111,820	48,540
	Walt Disney Co.	408,775	46,658
	Comcast Corp. Class A	725,688	43,643
	General Motors Co.	1,294,745	43,154
	Lowe's Cos. Inc.	636,110	42,600
	NIKE Inc. Class B	233,900	25,266
	Cablevision Systems Corp. Class A	897,857	21,495
	Wyndham Worldwide Corp.	259,850	21,284
	Target Corp.	254,960	20,812
*	O'Reilly Automotive Inc.	91,707	20,724
	Time Warner Inc.	221,015	19,319
	Time Warner Cable Inc.	106,186	18,919
	Expedia Inc.	171,617	18,766
	L Brands Inc.	210,080	18,010
	Leggett & Platt Inc.	361,090	17,578
	Darden Restaurants Inc.	237,429	16,876
	Carnival Corp.	337,400	16,664
	Delphi Automotive plc	193,850	16,495
	Ford Motor Co.	895,791	13,446
	Marriott International Inc. Class A	158,600	11,798
	Best Buy Co. Inc.	343,200	11,192
	Goodyear Tire & Rubber Co.	341,440	10,294
	Viacom Inc. Class B	157,130	10,157
	TJX Cos. Inc.	137,497	9,098
	Interpublic Group of Cos. Inc.	423,745	8,166
	Kohl's Corp.	123,570	7,737
*	Priceline Group Inc.	6,000	6,908
	Genuine Parts Co.	76,345	6,835
*	DIRECTV	72,277	6,707
	Omnicom Group Inc.	81,950	5,695
	Gap Inc.	142,366	5,434
*	AutoZone Inc.	7,801	5,203
	Starbucks Corp.	92,776	4,974
*	AutoNation Inc.	75,784	4,773
*	Ulta Salon Cosmetics & Fragrance Inc.	28,700	4,433
*	Liberty Global plc	84,787	4,293
*	Michael Kors Holdings Ltd.	101,300	4,264
	VF Corp.	58,340	4,069
*	Mohawk Industries Inc.	20,710	3,954
	McDonald's Corp.	40,915	3,890
*	Fossil Group Inc.	56,000	3,884
	Staples Inc.	252,252	3,862
	H&R Block Inc.	120,802	3,582
*	TEGNA Inc.	108,430	3,477
*	CarMax Inc.	52,520	3,477
	Tractor Supply Co.	38,330	3,447
*	Netflix Inc.	5,220	3,429
	PVH Corp.	29,700	3,421

Graham Holdings Co. Class B	3,042	3,270
Newell Rubbermaid Inc.	77,780	3,198
Johnson Controls Inc.	61,140	3,028
Whirlpool Corp.	16,966	2,936
Nordstrom Inc.	38,890	2,897
* NVR Inc.	1,770	2,372
Macy's Inc.	30,370	2,049
Hasbro Inc.	26,527	1,984
* Chipotle Mexican Grill Inc. Class A	3,002	1,816
* Liberty Media Corp.	46,900	1,684
^ GameStop Corp. Class A	33,800	1,452
Harman International Industries Inc.	11,800	1,404
* Liberty Ventures Class A	28,000	1,100
Twenty-First Century Fox Inc. Class A	30,400	989
Ross Stores Inc.	19,160	931
* Gannett Co. Inc.	54,215	758
Harley-Davidson Inc.	13,278	748
* Charter Communications Inc. Class A	3,400	582
* Michaels Cos. Inc.	21,500	579
* Liberty Broadband Corp.	10,350	530
Time Inc.	20,172	464
CBS Corp. Class B	7,940	441
SeaWorld Entertainment Inc.	20,300	374
* Liberty TripAdvisor Holdings Inc. Class A	8,300	267
Nutrisystem Inc.	9,600	239
* Sears Holdings Corp.	8,300	222
* News Corp. Class A	14,800	216
* Apollo Education Group Inc.	15,990	206
PulteGroup Inc.	8,650	174
DineEquity Inc.	1,500	149
* Vista Outdoor Inc.	2,645	119
CST Brands Inc.	3,000	117
Dollar General Corp.	1,500	117
* Murphy USA Inc.	2,000	112
Marriott Vacations Worldwide Corp.	1,210	111
GNC Holdings Inc. Class A	2,300	102
* Lee Enterprises Inc.	30,400	101
* Discovery Communications Inc.	3,130	97
Garmin Ltd.	2,095	92
* Isle of Capri Casinos Inc.	5,000	91
Libbey Inc.	2,090	86
Starwood Hotels & Resorts Worldwide Inc.	1,000	81
* Discovery Communications Inc. Class A	2,200	73
* Sally Beauty Holdings Inc.	2,300	73
* Townsquare Media Inc. Class A	5,000	68
* New York & Co. Inc.	22,498	60
* Regis Corp.	3,500	55
* Hilton Worldwide Holdings Inc.	2,000	55
* Denny's Corp.	4,706	55
* Liberty Media Corp. Class A	1,500	54
* Steven Madden Ltd.	1,000	43
Journal Media Group Inc.	4,200	35
Sonic Automotive Inc. Class A	1,300	31
* TRI Pointe Homes Inc.	1,800	28
Churchill Downs Inc.	216	27
* Houghton Mifflin Harcourt Co.	1,000	25
* Nautilus Inc.	1,100	24

* Modine Manufacturing Co.	2,100	23
* ServiceMaster Global Holdings Inc.	600	22
* Quiksilver Inc.	31,300	21
Harte-Hanks Inc.	3,300	20
* Cooper-Standard Holding Inc.	300	18
Remy International Inc.	800	18
* TripAdvisor Inc.	200	17
Gentex Corp.	1,000	16
* Liberty Broadband Corp. Class A	300	15
* Select Comfort Corp.	500	15
* Biglari Holdings Inc.	34	14
Signet Jewelers Ltd.	100	13
Aramark	400	12
Cato Corp. Class A	300	12
* Build-A-Bear Workshop Inc.	700	11
John Wiley & Sons Inc. Class A	200	11
* Starz	200	9
Service Corp. International	300	9
* Dollar Tree Inc.	100	8
* Dave & Buster's Entertainment Inc.	200	7
Bloomin' Brands Inc.	300	6
* Sirius XM Holdings Inc.	1,600	6
* Tower International Inc.	200	5
Clear Channel Outdoor Holdings Inc. Class A	509	5
Universal Technical Institute Inc.	500	4
National CineMedia Inc.	200	3
* Groupon Inc. Class A	600	3
		765,096
Consumer Staples (9.6%)
Procter & Gamble Co.	944,750	73,917
Coca-Cola Co.	1,490,462	58,471
PepsiCo Inc.	486,575	45,417
Altria Group Inc.	814,251	39,825
Wal-Mart Stores Inc.	555,949	39,433
CVS Health Corp.	374,730	39,302
Kroger Co.	500,904	36,321
Costco Wholesale Corp.	247,000	33,360
Constellation Brands Inc. Class A	266,764	30,950
Reynolds American Inc.	273,897	20,449
Mondelez International Inc. Class A	489,520	20,139
Philip Morris International Inc.	246,916	19,795
Dr Pepper Snapple Group Inc.	254,331	18,541
Archer-Daniels-Midland Co.	373,530	18,012
Clorox Co.	162,790	16,933
Tyson Foods Inc. Class A	368,876	15,725
Kraft Foods Group Inc.	155,484	13,238
Walgreens Boots Alliance Inc.	120,500	10,175
Coca-Cola Enterprises Inc.	221,640	9,628
Sysco Corp.	218,551	7,890
General Mills Inc.	105,370	5,871
JM Smucker Co.	51,023	5,531
Hershey Co.	53,255	4,731
Colgate-Palmolive Co.	55,603	3,637
Campbell Soup Co.	55,020	2,622
ConAgra Foods Inc.	51,020	2,231
Kimberly-Clark Corp.	16,931	1,794
Whole Foods Market Inc.	42,181	1,664

	Brown-Forman Corp. Class B	14,000	1,402
	Avon Products Inc.	124,680	780
	Keurig Green Mountain Inc.	8,960	687
	Molson Coors Brewing Co. Class B	7,800	544
	Bunge Ltd.	6,100	536
	Mead Johnson Nutrition Co.	5,927	535
	Estee Lauder Cos. Inc. Class A	2,700	234
	Pilgrim's Pride Corp.	7,500	172
*	Adecoagro SA	5,313	49
	Vector Group Ltd.	1,500	35
*	Seneca Foods Corp. Class A	703	19
*	SUPERVALU Inc.	2,000	16
	Cott Corp.	1,594	16
	Kellogg Co.	195	12
*	Herbalife Ltd.	200	11
*	SunOpta Inc.	200	2
			600,652
Energy (7.1%)
	Exxon Mobil Corp.	1,470,594	122,353
	Chevron Corp.	481,196	46,421
	Schlumberger Ltd.	448,572	38,662
	Tesoro Corp.	331,650	27,995
	Marathon Petroleum Corp.	466,700	24,413
	Valero Energy Corp.	351,500	22,004
*	Cameron International Corp.	381,110	19,959
	Anadarko Petroleum Corp.	237,072	18,506
*	FMC Technologies Inc.	401,270	16,649
	Phillips 66	194,380	15,659
	Occidental Petroleum Corp.	199,300	15,500
	National Oilwell Varco Inc.	265,293	12,808
	Williams Cos. Inc.	221,600	12,718
	Ensco plc Class A	493,600	10,992
	Noble Corp. plc	709,000	10,912
	ONEOK Inc.	273,990	10,817
	Apache Corp.	63,140	3,639
	Noble Energy Inc.	74,800	3,192
	Murphy Oil Corp.	58,900	2,448
	ConocoPhillips	39,140	2,404
	CONSOL Energy Inc.	87,440	1,901
	EOG Resources Inc.	19,600	1,716
	Hess Corp.	17,610	1,178
	Devon Energy Corp.	18,670	1,111
	Spectra Energy Corp.	25,300	825
	EnLink Midstream LLC	22,867	711
	California Resources Corp.	83,600	505
	QEP Resources Inc.	25,300	468
*	Gulfport Energy Corp.	8,100	326
*	WPX Energy Inc.	25,600	314
	Kinder Morgan Inc.	5,680	218
*	Harvest Natural Resources Inc.	105,100	184
*	Laredo Petroleum Inc.	13,881	175
*	Newfield Exploration Co.	3,200	116
*,^ FMSA Holdings Inc.		14,100	116
*	Southwestern Energy Co.	4,800	109
*	Pacific Drilling SA	35,100	98
	Cabot Oil & Gas Corp.	2,600	82
	Frank's International NV	2,700	51

* Callon Petroleum Co.	6,100	51
* TransAtlantic Petroleum Ltd.	8,887	45
Cameco Corp.	2,600	37
Tsakos Energy Navigation Ltd.	3,800	36
Aegean Marine Petroleum Network Inc.	2,600	32
* Stone Energy Corp.	2,500	32
* Goodrich Petroleum Corp.	11,900	22
* McDermott International Inc.	4,000	21
Delek US Holdings Inc.	500	18
* Memorial Resource Development Corp.	800	15
* Dril-Quip Inc.	164	12
* InterOil Corp.	200	12
Ocean Rig UDW Inc.	2,142	11
Marathon Oil Corp.	400	11
* Arch Coal Inc.	28,689	10
* Triangle Petroleum Corp.	1,749	9
Halliburton Co.	200	9
* Rosetta Resources Inc.	300	7
* Bill Barrett Corp.	800	7
PBF Energy Inc. Class A	200	6
* Unit Corp.	200	5
Seadrill Ltd.	500	5
* PetroQuest Energy Inc.	2,500	5
* Era Group Inc.	214	4
* Kosmos Energy Ltd.	400	3
* Willbros Group Inc.	2,547	3
Peabody Energy Corp.	1,200	3
* Penn Virginia Corp.	500	2
* Miller Energy Resources Inc.	3,900	1
		448,689
Financials (14.7%)
JPMorgan Chase & Co.	1,156,858	78,389
Citigroup Inc.	1,387,480	76,644
Wells Fargo & Co.	1,173,016	65,970
* Berkshire Hathaway Inc. Class B	347,702	47,326
Bank of New York Mellon Corp.	833,335	34,975
Capital One Financial Corp.	382,200	33,622
Bank of America Corp.	1,508,052	25,667
McGraw Hill Financial Inc.	241,446	24,253
Goldman Sachs Group Inc.	111,785	23,340
Ameriprise Financial Inc.	186,804	23,337
Allstate Corp.	332,390	21,562
US Bancorp	480,294	20,845
Hartford Financial Services Group Inc.	479,145	19,918
Navient Corp.	1,081,470	19,694
Weyerhaeuser Co.	618,535	19,484
Travelers Cos. Inc.	198,651	19,202
Moody's Corp.	176,226	19,025
Legg Mason Inc.	337,690	17,401
Progressive Corp.	596,673	16,605
Aon plc	165,760	16,523
ACE Ltd.	157,500	16,015
Simon Property Group Inc.	89,075	15,412
Prudential Financial Inc.	173,207	15,159
Assurant Inc.	221,249	14,824
Public Storage	67,158	12,382
Huntington Bancshares Inc.	1,086,514	12,288

Lincoln National Corp.	198,730	11,769
Crown Castle International Corp.	137,230	11,020
Aflac Inc.	173,100	10,767
PNC Financial Services Group Inc.	110,200	10,541
Prologis Inc.	272,000	10,091
CME Group Inc.	108,000	10,050
Host Hotels & Resorts Inc.	476,114	9,441
American International Group Inc.	149,980	9,272
BlackRock Inc.	25,590	8,854
Intercontinental Exchange Inc.	37,200	8,318
American Express Co.	97,323	7,564
Morgan Stanley	180,669	7,008
Health Care REIT Inc.	103,400	6,786
Marsh & McLennan Cos. Inc.	119,240	6,761
SunTrust Banks Inc.	154,400	6,642
General Growth Properties Inc.	243,172	6,240
Ventas Inc.	89,100	5,532
People's United Financial Inc.	327,347	5,306
AvalonBay Communities Inc.	27,460	4,390
Northern Trust Corp.	57,393	4,388
Principal Financial Group Inc.	78,330	4,018
Chubb Corp.	39,097	3,720
Equity Residential	48,917	3,433
First Horizon National Corp.	186,970	2,930
Equity LifeStyle Properties Inc.	48,700	2,561
Plum Creek Timber Co. Inc.	60,282	2,446
Cincinnati Financial Corp.	45,480	2,282
Boston Properties Inc.	18,600	2,251
Iron Mountain Inc.	61,000	1,891
XL Group plc Class A	46,973	1,747
NASDAQ OMX Group Inc.	34,560	1,687
Discover Financial Services	28,938	1,667
Voya Financial Inc.	30,700	1,427
* Affiliated Managers Group Inc.	6,200	1,355
Franklin Resources Inc.	26,400	1,294
* Realogy Holdings Corp.	27,400	1,280
* CBRE Group Inc. Class A	33,171	1,227
Kimco Realty Corp.	40,000	902
Torchmark Corp.	15,090	879
Charles Schwab Corp.	22,144	723
Loews Corp.	18,596	716
Invesco Ltd.	16,900	634
* Signature Bank	4,100	600
American Tower Corporation	6,050	564
Regions Financial Corp.	54,000	559
Brixmor Property Group Inc.	17,000	393
Allied World Assurance Co. Holdings AG	7,800	337
Comerica Inc.	6,400	328
Leucadia National Corp.	13,396	325
KeyCorp	19,300	290
Realty Income Corp.	6,100	271
Chimera Investment Corp.	19,200	263
Parkway Properties Inc.	14,052	245
MetLife Inc.	4,120	231
Aspen Insurance Holdings Ltd.	4,500	216
CIT Group Inc.	4,600	214
* Third Point Reinsurance Ltd.	14,400	212

* Beneficial Bancorp Inc.	16,200	202
Investors Bancorp Inc.	16,200	199
Northwest Bancshares Inc.	14,200	182
First Niagara Financial Group Inc.	18,913	179
United Bankshares Inc.	4,400	177
* Forest City Enterprises Inc. Class A	7,700	170
WP GLIMCHER Inc.	12,508	169
Synovus Financial Corp.	4,800	148
GAIN Capital Holdings Inc.	15,200	145
Excel Trust Inc.	9,100	144
* Popular Inc.	4,900	141
Retail Properties of America Inc.	10,000	139
* Genworth Financial Inc. Class A	18,400	139
Old National Bancorp	9,600	139
Washington Federal Inc.	5,700	133
* Altisource Portfolio Solutions SA	4,300	132
* Equity Commonwealth	5,100	131
BankUnited Inc.	3,500	126
Credicorp Ltd.	900	125
First Midwest Bancorp Inc.	6,500	123
State Street Corp.	1,580	122
* Santander Consumer USA Holdings Inc.	4,400	113
Validus Holdings Ltd.	2,515	111
AG Mortgage Investment Trust Inc.	6,000	104
United Community Banks Inc.	4,900	102
Brown & Brown Inc.	3,100	102
Columbia Property Trust Inc.	4,100	101
UBS Group AG	4,700	100
Everest Re Group Ltd.	527	96
MVC Capital Inc.	9,327	95
FNB Corp.	6,600	95
Columbia Banking System Inc.	2,862	93
Capitol Federal Financial Inc.	7,500	90
* NewStar Financial Inc.	7,959	88
Old Republic International Corp.	5,600	88
Wilshire Bancorp Inc.	6,900	87
* Arch Capital Group Ltd.	1,300	87
Ladder Capital Corp.	4,900	85
* Flagstar Bancorp Inc.	4,300	79
* FNFV Group	5,000	77
Erie Indemnity Co. Class A	900	74
Rexford Industrial Realty Inc.	4,990	73
First Commonwealth Financial Corp.	7,427	71
Brookline Bancorp Inc.	6,100	69
Argo Group International Holdings Ltd.	1,195	67
American Homes 4 Rent Class A	3,800	61
Symetra Financial Corp.	2,400	58
Sterling Bancorp	3,500	51
Physicians Realty Trust	3,100	48
Arbor Realty Trust Inc.	6,463	44
National Health Investors Inc.	700	44
Armada Hoffler Properties Inc.	4,200	42
* Meridian Bancorp Inc.	3,100	42
* Synchrony Financial	1,200	40
Hudson Valley Holding Corp.	1,400	39
Reinsurance Group of America Inc. Class A	400	38
* Stifel Financial Corp.	600	35

Digital Realty Trust Inc.	500	33
* eHealth Inc.	2,600	33
Cathay General Bancorp	1,000	32
Ryman Hospitality Properties Inc.	600	32
East West Bancorp Inc.	700	31
National General Holdings Corp.	1,500	31
* GFI Group Inc.	4,963	29
Hersha Hospitality Trust Class A	1,100	28
Oritani Financial Corp.	1,700	27
Wintrust Financial Corp.	500	27
Community Bank System Inc.	706	27
National Penn Bancshares Inc.	2,300	26
State Bank Financial Corp.	1,088	24
Alexander & Baldwin Inc.	582	23
Banner Corp.	467	22
Easterly Government Properties Inc.	1,400	22
Cardinal Financial Corp.	1,000	22
TriCo Bancshares	901	22
Heritage Financial Corp.	1,200	21
Endurance Specialty Holdings Ltd.	300	20
American Financial Group Inc.	300	20
Astoria Financial Corp.	1,400	19
MarketAxess Holdings Inc.	200	19
FNF Group	500	18
Northfield Bancorp Inc.	1,200	18
Boston Private Financial Holdings Inc.	1,336	18
* Cascade Bancorp	3,422	18
Dime Community Bancshares Inc.	1,000	17
Flushing Financial Corp.	800	17
Southwest Bancorp Inc.	900	17
Citizens & Northern Corp.	790	16
Raymond James Financial Inc.	270	16
* E*TRADE Financial Corp.	500	15
InfraREIT Inc.	500	14
Sierra Bancorp	785	14
* Green Dot Corp. Class A	700	13
United Community Financial Corp.	2,401	13
* Atlas Financial Holdings Inc.	635	13
Sun Communities Inc.	200	12
* KCG Holdings Inc. Class A	1,000	12
OneBeacon Insurance Group Ltd. Class A	800	12
First Defiance Financial Corp.	300	11
CorEnergy Infrastructure Trust Inc.	1,708	11
* Cowen Group Inc. Class A	1,600	10
Lamar Advertising Co. Class A	177	10
RenaissanceRe Holdings Ltd.	100	10
Monogram Residential Trust Inc.	1,100	10
Waterstone Financial Inc.	700	9
New Residential Investment Corp.	600	9
BB&T Corp.	200	8
Terreno Realty Corp.	400	8
Kennedy-Wilson Holdings Inc.	300	7
Great Western Bancorp Inc.	300	7
Umpqua Holdings Corp.	400	7
West Bancorporation Inc.	352	7
Monmouth Real Estate Investment Corp.	688	7
CyrusOne Inc.	200	6

EPR Properties	100	5
* PHH Corp.	200	5
TPG Specialty Lending Inc.	300	5
* Ocwen Financial Corp.	500	5
* SLM Corp.	500	5
Greenhill & Co. Inc.	100	4
Heritage Financial Group Inc.	121	4
Hancock Holding Co.	100	3
Suffolk Bancorp	100	3
Assured Guaranty Ltd.	100	2
* Old Second Bancorp Inc.	200	1
		923,616
Health Care (16.4%)
Johnson & Johnson	1,151,233	112,199
Merck & Co. Inc.	1,441,366	82,057
Gilead Sciences Inc.	617,162	72,257
Pfizer Inc.	2,149,860	72,085
Anthem Inc.	284,900	46,763
* Express Scripts Holding Co.	512,959	45,623
Bristol-Myers Squibb Co.	662,332	44,072
Eli Lilly & Co.	508,555	42,459
UnitedHealth Group Inc.	332,428	40,556
Cardinal Health Inc.	455,780	38,126
AbbVie Inc.	554,763	37,275
* HCA Holdings Inc.	310,520	28,170
Cigna Corp.	173,150	28,050
Amgen Inc.	161,352	24,771
* Boston Scientific Corp.	1,289,085	22,817
* Celgene Corp.	190,080	21,999
AmerisourceBergen Corp. Class A	196,262	20,871
* Biogen Inc.	48,210	19,474
Aetna Inc.	135,830	17,313
McKesson Corp.	70,200	15,782
Abbott Laboratories	320,293	15,720
* Tenet Healthcare Corp.	238,253	13,790
* Edwards Lifesciences Corp.	91,165	12,985
* Laboratory Corp. of America Holdings	106,120	12,864
* Vertex Pharmaceuticals Inc.	92,038	11,365
* Mylan NV	159,926	10,853
* Valeant Pharmaceuticals International Inc.	46,100	10,241
Zoetis Inc.	193,605	9,336
* Allergan plc	30,362	9,214
* DaVita HealthCare Partners Inc.	111,090	8,828
* Regeneron Pharmaceuticals Inc.	15,890	8,106
Agilent Technologies Inc.	204,980	7,908
Quest Diagnostics Inc.	92,510	6,709
Thermo Fisher Scientific Inc.	41,770	5,420
Humana Inc.	25,210	4,822
* Endo International plc	52,950	4,217
Stryker Corp.	43,031	4,112
Becton Dickinson and Co.	27,882	3,949
CR Bard Inc.	19,566	3,340
* VCA Inc.	52,825	2,874
* Mallinckrodt plc	23,900	2,814
Baxter International Inc.	38,728	2,708
PerkinElmer Inc.	49,910	2,627
Universal Health Services Inc. Class B	17,980	2,555

* Medivation Inc.	21,600	2,467
* Hospira Inc.	26,290	2,332
Zimmer Biomet Holdings Inc.	18,200	1,988
Medtronic plc	21,500	1,593
* Cerner Corp.	18,358	1,268
* Dyax Corp.	35,700	946
* Health Net Inc.	13,400	859
Perrigo Co. plc	4,500	832
* TESARO Inc.	11,500	676
* BioTelemetry Inc.	69,772	658
* Alnylam Pharmaceuticals Inc.	5,400	647
* Geron Corp.	146,900	629
* Neurocrine Biosciences Inc.	8,300	396
* Varian Medical Systems Inc.	4,700	396
* Horizon Pharma plc	6,700	233
* BioCryst Pharmaceuticals Inc.	15,562	232
* Omeros Corp.	11,200	201
* OvaScience Inc.	6,300	182
Theravance Inc.	9,700	175
* United Therapeutics Corp.	1,000	174
* Oncothyreon Inc.	44,500	166
* Illumina Inc.	700	153
* Rigel Pharmaceuticals Inc.	47,195	152
* Waters Corp.	1,166	150
* OPKO Health Inc.	8,400	135
* Vanda Pharmaceuticals Inc.	10,500	133
* Pain Therapeutics Inc.	68,392	118
* FibroGen Inc.	4,600	108
* Retrophin Inc.	3,200	106
* Sarepta Therapeutics Inc.	3,200	97
* Anacor Pharmaceuticals Inc.	1,200	93
* Arena Pharmaceuticals Inc.	19,300	90
* XenoPort Inc.	14,504	89
* Zeltiq Aesthetics Inc.	2,700	80
* Team Health Holdings Inc.	1,200	78
* Genocea Biosciences Inc.	5,490	75
* Intuitive Surgical Inc.	152	74
* Merit Medical Systems Inc.	2,300	50
* Momenta Pharmaceuticals Inc.	1,900	43
* VWR Corp.	1,500	40
* Cytokinetics Inc.	5,300	36
* Dynavax Technologies Corp.	1,358	32
* SciClone Pharmaceuticals Inc.	2,805	28
* Arrowhead Research Corp.	3,700	26
* Progenics Pharmaceuticals Inc.	3,500	26
* China Biologic Products Inc.	200	23
* Hologic Inc.	600	23
* MEDNAX Inc.	300	22
* Ultragenyx Pharmaceutical Inc.	200	20
* ArQule Inc.	8,649	14
* BioMarin Pharmaceutical Inc.	100	14
* Radius Health Inc.	200	14
* Triple-S Management Corp. Class B	500	13
* Idera Pharmaceuticals Inc.	3,400	13
* Affymetrix Inc.	1,000	11
* Intrexon Corp.	200	10
* Ampio Pharmaceuticals Inc.	4,100	10

* AcelRx Pharmaceuticals Inc.	2,200	9
* OraSure Technologies Inc.	1,700	9
* Catalent Inc.	300	9
* Targacept Inc.	3,152	9
* Catalyst Pharmaceuticals Inc.	1,994	8
* Allscripts Healthcare Solutions Inc.	600	8
* Envision Healthcare Holdings Inc.	200	8
* Endocyte Inc.	1,400	7
* Conatus Pharmaceuticals Inc.	1,400	7
* GTx Inc.	4,487	7
* Quintiles Transnational Holdings Inc.	89	6
* Ophthotech Corp.	100	5
* Five Prime Therapeutics Inc.	200	5
* La Jolla Pharmaceutical Co.	200	5
* Insmed Inc.	200	5
* Heska Corp.	116	3
* Blueprint Medicines Corp.	100	3
* Cross Country Healthcare Inc.	200	3
* Inovio Pharmaceuticals Inc.	300	2
* Zafgen Inc.	32	1
		1,029,444
Industrials (11.0%)
General Electric Co.	2,590,565	68,831
General Dynamics Corp.	405,630	57,474
Boeing Co.	287,140	39,832
Lockheed Martin Corp.	201,134	37,391
Northrop Grumman Corp.	223,240	35,413
3M Co.	178,430	27,532
FedEx Corp.	144,250	24,580
Cintas Corp.	278,910	23,593
Pitney Bowes Inc.	1,016,062	21,144
Southwest Airlines Co.	623,640	20,636
Delta Air Lines Inc.	501,290	20,593
* Spirit AeroSystems Holdings Inc. Class A	307,752	16,960
ADT Corp.	501,956	16,851
Danaher Corp.	183,755	15,728
* United Rentals Inc.	170,510	14,940
Illinois Tool Works Inc.	160,518	14,734
Republic Services Inc. Class A	341,527	13,378
PACCAR Inc.	204,700	13,062
Stanley Black & Decker Inc.	123,290	12,975
Raytheon Co.	134,380	12,857
United Technologies Corp.	104,176	11,556
Robert Half International Inc.	197,673	10,971
Tyco International plc	278,600	10,721
Honeywell International Inc.	102,900	10,493
Equifax Inc.	98,060	9,521
Snap-on Inc.	57,400	9,141
Expeditors International of Washington Inc.	195,300	9,004
Ryder System Inc.	102,300	8,938
Deere & Co.	90,552	8,788
Waste Management Inc.	187,180	8,676
United Parcel Service Inc. Class B	79,487	7,703
Allison Transmission Holdings Inc.	257,800	7,543
* Stericycle Inc.	55,220	7,395
Allegion plc	121,800	7,325
L-3 Communications Holdings Inc.	42,825	4,855

AMETEK Inc.	85,812	4,701
* AerCap Holdings NV	102,000	4,671
Ingersoll-Rand plc	65,760	4,434
Pentair plc	60,800	4,180
Dun & Bradstreet Corp.	33,330	4,066
Fluor Corp.	73,700	3,907
KAR Auction Services Inc.	87,400	3,269
Nielsen NV	63,670	2,850
Precision Castparts Corp.	13,400	2,678
Caterpillar Inc.	20,400	1,730
Emerson Electric Co.	23,879	1,324
American Airlines Group Inc.	32,990	1,317
Kansas City Southern	13,689	1,248
* Verisk Analytics Inc. Class A	12,468	907
* RPX Corp.	49,100	830
Xylem Inc.	17,400	645
Joy Global Inc.	16,300	590
Hubbell Inc. Class B	4,210	456
Eaton Corp. plc	5,800	391
Huntington Ingalls Industries Inc.	2,956	333
Babcock & Wilcox Co.	9,301	305
Greenbrier Cos. Inc.	3,200	150
* Avolon Holdings Ltd.	4,800	110
* Rexnord Corp.	4,200	100
GATX Corp.	1,886	100
Federal Signal Corp.	6,400	95
Textron Inc.	2,134	95
Con-way Inc.	2,400	92
* Navigant Consulting Inc.	6,018	89
Roper Technologies Inc.	513	88
* ARC Document Solutions Inc.	11,200	85
MFC Industrial Ltd.	19,512	79
HEICO Corp.	1,200	70
Cubic Corp.	1,400	67
Insperity Inc.	1,300	66
* DigitalGlobe Inc.	2,300	64
* Continental Building Products Inc.	2,814	60
* Kirby Corp.	600	46
* Genesee & Wyoming Inc. Class A	600	46
Trinity Industries Inc.	1,700	45
Fastenal Co.	1,000	42
Allegiant Travel Co. Class A	237	42
Toro Co.	600	41
Masco Corp.	1,500	40
Comfort Systems USA Inc.	1,700	39
* ACCO Brands Corp.	3,300	26
Knoll Inc.	1,000	25
* MRC Global Inc.	1,500	23
Applied Industrial Technologies Inc.	500	20
Barnes Group Inc.	500	19
Union Pacific Corp.	200	19
Barrett Business Services Inc.	407	15
Regal Beloit Corp.	200	15
Griffon Corp.	789	13
* Blount International Inc.	1,112	12
* Quanta Services Inc.	400	12
John Bean Technologies Corp.	300	11

AAR Corp.	323	10
Kennametal Inc.	300	10
* Thermon Group Holdings Inc.	400	10
* Colfax Corp.	200	9
West Corp.	300	9
ManpowerGroup Inc.	100	9
SkyWest Inc.	500	8
Civeo Corp.	2,300	7
* HD Supply Holdings Inc.	200	7
Dover Corp.	100	7
* Old Dominion Freight Line Inc.	100	7
Heartland Express Inc.	300	6
KBR Inc.	300	6
* Armstrong World Industries Inc.	100	5
Actuant Corp. Class A	200	5
* GrafTech International Ltd.	801	4
Quad/Graphics Inc.	100	2
Kimball International Inc. Class B	100	1
		688,049
Information Technology (17.3%)
Apple Inc.	2,074,801	260,232
International Business Machines Corp.	411,900	67,000
Microsoft Corp.	1,493,919	65,957
Intel Corp.	1,718,826	52,278
Hewlett-Packard Co.	1,540,101	46,218
* Google Inc. Class A	75,671	40,865
Computer Sciences Corp.	462,740	30,374
* Facebook Inc. Class A	340,310	29,187
Visa Inc. Class A	377,800	25,369
Texas Instruments Inc.	463,702	23,885
Western Union Co.	1,129,272	22,958
* Fiserv Inc.	250,565	20,754
Accenture plc Class A	206,730	20,007
QUALCOMM Inc.	308,600	19,328
MasterCard Inc. Class A	197,790	18,489
Intuit Inc.	182,500	18,391
* Electronic Arts Inc.	271,380	18,047
Cisco Systems Inc.	641,917	17,627
* eBay Inc.	272,860	16,437
* VeriSign Inc.	245,500	15,152
Symantec Corp.	650,246	15,118
* Google Inc. Class C	28,315	14,738
Xerox Corp.	1,376,870	14,650
Fidelity National Information Services Inc.	237,047	14,650
Seagate Technology plc	303,826	14,432
Western Digital Corp.	158,555	12,434
Paychex Inc.	260,637	12,219
Oracle Corp.	290,124	11,692
Total System Services Inc.	262,393	10,960
* Cognizant Technology Solutions Corp. Class A	170,500	10,416
* F5 Networks Inc.	85,368	10,274
Skyworks Solutions Inc.	96,400	10,035
* Adobe Systems Inc.	105,700	8,563
Harris Corp.	109,760	8,442
* Citrix Systems Inc.	117,462	8,241
* Micron Technology Inc.	424,411	7,996
Xilinx Inc.	162,100	7,158

Juniper Networks Inc.	272,198	7,069
Corning Inc.	339,935	6,707
SanDisk Corp.	114,650	6,675
Motorola Solutions Inc.	112,791	6,467
Automatic Data Processing Inc.	49,300	3,955
CA Inc.	124,910	3,659
* Autodesk Inc.	57,500	2,879
IAC/InterActiveCorp	34,600	2,756
Equinix Inc.	9,400	2,388
Linear Technology Corp.	46,558	2,059
Broadcom Corp. Class A	39,800	2,049
TE Connectivity Ltd.	29,116	1,872
^ King Digital Entertainment plc	109,500	1,560
NVIDIA Corp.	73,836	1,485
* NCR Corp.	47,100	1,418
KLA-Tencor Corp.	18,163	1,021
* EchoStar Corp. Class A	19,500	949
* Keysight Technologies Inc.	28,640	893
Avago Technologies Ltd. Class A	6,250	831
EMC Corp.	26,100	689
Marvell Technology Group Ltd.	50,400	665
NetApp Inc.	20,294	640
FLIR Systems Inc.	12,600	388
* Glu Mobile Inc.	62,100	386
* Red Hat Inc.	5,000	380
* Genpact Ltd.	16,700	356
InterDigital Inc.	6,000	341
* Polycom Inc.	29,800	341
* CoreLogic Inc.	7,700	306
Brocade Communications Systems Inc.	24,600	292
* Yahoo! Inc.	6,400	251
* Blucora Inc.	14,401	233
* CommScope Holding Co. Inc.	7,500	229
Lam Research Corp.	2,655	216
Microchip Technology Inc.	4,500	213
* Blackhawk Network Holdings Inc.	4,564	188
* Flextronics International Ltd.	13,900	157
Teradyne Inc.	7,100	137
* Cadence Design Systems Inc.	5,900	116
* ShoreTel Inc.	16,956	115
* Salesforce.com inc	1,400	97
* SunEdison Semiconductor Ltd.	5,600	97
* Sigma Designs Inc.	7,900	94
* WebMD Health Corp.	1,700	75
* Mellanox Technologies Ltd.	1,400	68
Convergys Corp.	2,400	61
* Mobileye NV	1,000	53
MAXIMUS Inc.	700	46
Logitech International SA	3,000	44
* MoneyGram International Inc.	4,727	43
* TeleCommunication Systems Inc. Class A	12,500	41
* QLogic Corp.	2,800	40
* CommVault Systems Inc.	900	38
* Cimpress NV	400	34
Amdocs Ltd.	600	33
* Rambus Inc.	2,200	32
NIC Inc.	1,700	31

* United Online Inc.	1,700	27
Activision Blizzard Inc.	1,000	24
* Fabrinet	1,278	24
* Lionbridge Technologies Inc.	3,500	22
* XO Group Inc.	1,300	21
* EZchip Semiconductor Ltd.	1,300	21
Analog Devices Inc.	298	19
* Nuance Communications Inc.	900	16
* Zynga Inc. Class A	5,500	16
* FleetCor Technologies Inc.	100	16
Checkpoint Systems Inc.	1,500	15
* FormFactor Inc.	1,600	15
* Akamai Technologies Inc.	200	14
NVE Corp.	165	13
* Semtech Corp.	600	12
* Intralinks Holdings Inc.	1,000	12
* ON Semiconductor Corp.	1,000	12
* Silicon Laboratories Inc.	200	11
Jack Henry & Associates Inc.	162	10
* Ciber Inc.	2,844	10
* Quantum Corp.	5,700	10
* SolarWinds Inc.	200	9
Pegasystems Inc.	400	9
* Aspen Technology Inc.	200	9
Solera Holdings Inc.	200	9
* Progress Software Corp.	300	8
* Teradata Corp.	200	7
* Amkor Technology Inc.	1,100	7
Booz Allen Hamilton Holding Corp. Class A	241	6
* Veeco Instruments Inc.	200	6
Intersil Corp. Class A	400	5
* Kemet Corp.	1,643	5
* Trimble Navigation Ltd.	200	5
* Vishay Precision Group Inc.	300	5
* Electronics For Imaging Inc.	100	4
* Care.com Inc.	600	4
* Cirrus Logic Inc.	100	3
* NeuStar Inc. Class A	100	3
* Integrated Device Technology Inc.	100	2
* Tremor Video Inc.	700	2
		1,085,279
Materials (4.8%)
Sherwin-Williams Co.	136,169	37,449
Air Products & Chemicals Inc.	269,465	36,871
Monsanto Co.	256,600	27,351
Dow Chemical Co.	532,993	27,273
Sealed Air Corp.	522,670	26,855
International Paper Co.	534,680	25,445
Eastman Chemical Co.	226,960	18,570
Avery Dennison Corp.	283,620	17,284
LyondellBasell Industries NV Class A	165,620	17,145
PPG Industries Inc.	113,235	12,990
Ball Corp.	155,306	10,895
Vulcan Materials Co.	112,340	9,429
Ecolab Inc.	64,300	7,270
Mosaic Co.	114,763	5,377
Alcoa Inc.	400,600	4,467

Bemis Co. Inc.	89,170	4,014
Freeport-McMoRan Inc.	132,100	2,460
CF Industries Holdings Inc.	36,600	2,353
EI du Pont de Nemours & Co.	26,026	1,664
Nucor Corp.	30,970	1,365
Newmont Mining Corp.	44,390	1,037
Praxair Inc.	7,900	944
Valspar Corp.	6,100	499
* Berry Plastics Group Inc.	14,900	483
Airgas Inc.	3,700	391
* Constellium NV Class A	26,100	309
Mesabi Trust	9,982	136
Orion Engineered Carbons SA	6,093	113
Celanese Corp. Class A	1,300	93
* Mercer International Inc.	5,528	76
Southern Copper Corp.	1,946	57
Huntsman Corp.	2,536	56
Commercial Metals Co.	3,300	53
* Platform Specialty Products Corp.	1,400	36
Globe Specialty Metals Inc.	1,908	34
* Vista Gold Corp.	74,445	25
Reliance Steel & Aluminum Co.	400	24
Innophos Holdings Inc.	400	21
* NOVAGOLD RESOURCES Inc.	4,200	14
Cytec Industries Inc.	200	12
Graphic Packaging Holding Co.	700	10
Stepan Co.	100	5
* Kinross Gold Corp.	1,800	4
Tronox Ltd. Class A	100	1
SunCoke Energy Inc.	100	1
		300,961
Other (0.2%)
SPDR S&P 500 ETF Trust	53,472	11,007
* Safeway Inc CVR (Casa Ley) Exp. 01/30/2018	75,810	10
* Safeway Inc CVR (PDC) Exp. 01/30/2017	75,810	4
		11,021
Telecommunication Services (1.9%)
AT&T Inc.	1,249,564	44,385
Verizon Communications Inc.	796,619	37,130
CenturyLink Inc.	1,105,636	32,484
* Level 3 Communications Inc.	112,700	5,936
Frontier Communications Corp.	237,400	1,175
Inteliquent Inc.	3,161	58
Telephone & Data Systems Inc.	1,100	32
* General Communication Inc. Class A	1,500	26
* Globalstar Inc.	11,500	24
* Premiere Global Services Inc.	1,546	16
* Intelsat SA	852	8
* T-Mobile US Inc.	200	8
* Cellcom Israel Ltd.	500	2
* Sprint Corp.	400	2
		121,286
Utilities (2.3%)
PPL Corp.	571,100	16,830
NextEra Energy Inc.	142,280	13,948
Exelon Corp.	443,600	13,938

Ameren Corp.	333,623	12,571
Public Service Enterprise Group Inc.	315,700	12,401
Entergy Corp.	169,970	11,983
Edison International	199,253	11,074
Dominion Resources Inc.	141,284	9,448
American Electric Power Co. Inc.	174,253	9,230
Consolidated Edison Inc.	157,700	9,128
Duke Energy Corp.	98,281	6,941
Sempra Energy	67,710	6,699
CenterPoint Energy Inc.	249,210	4,742
DTE Energy Co.	18,160	1,355
*	Talen Energy Corp.	73,806	1,266
Southern Co.	23,200	972
TECO Energy Inc.	46,690	825
AGL Resources Inc.	13,892	647
ITC Holdings Corp.	17,500	563
SCANA Corp.	9,400	476
*	Dynegy Inc.	15,300	448
Atlantic Power Corp.	140,798	434
Eversource Energy	6,830	310
PG&E Corp.	4,300	211
WGL Holdings Inc.	1,053	57
Laclede Group Inc.	900	47
OGE Energy Corp.	800	23
York Water Co.	465	10
*	Calpine Corp.	400	7
El Paso Electric Co.	200	7
AES Corp.	489	6
146,597
Total Common Stocks (Cost $5,122,005)	6,120,690
Coupon
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.5%)
[2,3] Vanguard Market Liquidity Fund	0.137%	155,079,196	155,079

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Federal Home Loan Bank Discount Notes	0.088%-0.133%	7/31/15	1,100	1,100
[4,5] Federal Home Loan Bank Discount Notes	0.125%	8/21/15	2,000	2,000
[5,6] Freddie Mac Discount Notes	0.118%	7/31/15	4,400	4,400
[5,6] Freddie Mac Discount Notes	0.125%	10/30/15	800	799
8,299
Total Temporary Cash Investments (Cost $163,378)	163,378
Total Investments (100.1%) (Cost $5,285,383)	6,284,068
Other Assets and Liabilities-Net (-0.1%)[3]	(7,594)
Net Assets (100%)	6,276,474

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,766,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $1,854,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $6,499,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,120,676	—	14
Temporary Cash Investments	155,079	8,299	—
Futures Contracts—Assets[1]	261	—	—
Total	6,276,016	8,299	14
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Growth and Income Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2015	265	136,104	(1,986)
E-mini S&P 500 Index	September 2015	37	3,801	(9)
				(1,995)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2015, the cost of investment securities for tax purposes was $5,285,383,000. Net unrealized appreciation of investment securities for tax purposes was $998,685,000, consisting of unrealized gains of $1,110,124,000 on securities that had risen in value since their purchase and $111,439,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (13.5%)
	Walt Disney Co.	70,200	8,013
	Home Depot Inc.	61,500	6,835
	Comcast Corp. Class A	85,091	5,117
	NIKE Inc. Class B	46,800	5,055
	Lowe's Cos. Inc.	69,000	4,621
*	O'Reilly Automotive Inc.	16,700	3,774
	General Motors Co.	109,100	3,636
	Carnival Corp.	72,100	3,561
*	Skechers U.S.A. Inc. Class A	30,100	3,305
	Marriott International Inc. Class A	44,200	3,288
*	Madison Square Garden Co. Class A	39,300	3,281
	Cablevision Systems Corp. Class A	132,000	3,160
	Target Corp.	38,700	3,159
	Outerwall Inc.	38,700	2,946
	Best Buy Co. Inc.	87,700	2,860
	Cooper Tire & Rubber Co.	76,500	2,588
*	Murphy USA Inc.	41,900	2,339
*	American Axle & Manufacturing Holdings Inc.	79,300	1,658
	Comcast Corp. Special Class A	27,000	1,618
*	Strayer Education Inc.	35,300	1,522
	TJX Cos. Inc.	22,300	1,476
*	DIRECTV	11,500	1,067
*	Amazon.com Inc.	2,200	955
*	Isle of Capri Casinos Inc.	43,700	793
*	Build-A-Bear Workshop Inc.	36,100	577
*	Pinnacle Entertainment Inc.	13,600	507
	Royal Caribbean Cruises Ltd.	2,900	228
	Jack in the Box Inc.	2,000	176
			78,115
Consumer Staples (7.5%)
	Altria Group Inc.	103,100	5,043
	Costco Wholesale Corp.	30,900	4,173
	PepsiCo Inc.	43,600	4,070
	Kroger Co.	54,100	3,923
	Archer-Daniels-Midland Co.	74,900	3,612
	Bunge Ltd.	35,600	3,126
^	Pilgrim's Pride Corp.	126,350	2,902
	Kimberly-Clark Corp.	26,100	2,766
	Procter & Gamble Co.	34,551	2,703
^	Sanderson Farms Inc.	32,700	2,458
	Dr Pepper Snapple Group Inc.	33,700	2,457
	Wal-Mart Stores Inc.	23,065	1,636
	Coca-Cola Co.	27,880	1,094
	Clorox Co.	9,000	936
	Ingles Markets Inc. Class A	13,600	650
	Vector Group Ltd.	22,600	530
	Colgate-Palmolive Co.	7,100	464
*	USANA Health Sciences Inc.	2,600	355

* SUPERVALU Inc.	28,800	233
Reynolds American Inc.	2,900	216
CVS Health Corp.	2,000	210
Philip Morris International Inc.	1,950	156
		43,713
Energy (6.8%)
Exxon Mobil Corp.	119,120	9,911
Valero Energy Corp.	64,200	4,019
Marathon Petroleum Corp.	68,600	3,588
Spectra Energy Corp.	98,500	3,211
Tesoro Corp.	37,800	3,191
Schlumberger Ltd.	32,610	2,811
Teekay Tankers Ltd. Class A	402,600	2,661
Chevron Corp.	26,565	2,563
Western Refining Inc.	33,800	1,474
* FMC Technologies Inc.	32,100	1,332
EOG Resources Inc.	13,900	1,217
Delek US Holdings Inc.	31,900	1,175
* WPX Energy Inc.	75,500	927
* Frontline Ltd./Bermuda	356,300	869
World Fuel Services Corp.	3,800	182
		39,131
Financials (17.6%)
Wells Fargo & Co.	173,270	9,745
JPMorgan Chase & Co.	139,736	9,468
Goldman Sachs Group Inc.	25,900	5,408
Capital One Financial Corp.	49,400	4,346
PNC Financial Services Group Inc.	45,400	4,342
Travelers Cos. Inc.	37,500	3,625
Ameriprise Financial Inc.	27,900	3,486
Voya Financial Inc.	73,000	3,392
* MGIC Investment Corp.	296,000	3,368
Everest Re Group Ltd.	18,400	3,349
PartnerRe Ltd.	25,800	3,315
* Berkshire Hathaway Inc. Class B	24,300	3,307
American Express Co.	40,800	3,171
Allstate Corp.	48,400	3,140
* Santander Consumer USA Holdings Inc.	120,600	3,084
Navient Corp.	148,300	2,701
Simon Property Group Inc.	13,300	2,301
US Bancorp	40,250	1,747
Universal Insurance Holdings Inc.	68,700	1,663
* Walker & Dunlop Inc.	58,400	1,562
Bank of America Corp.	91,200	1,552
Weyerhaeuser Co.	49,200	1,550
General Growth Properties Inc.	58,500	1,501
* Marcus & Millichap Inc.	30,300	1,398
Citigroup Inc.	22,800	1,259
Ryman Hospitality Properties Inc.	23,400	1,243
Hospitality Properties Trust	41,100	1,184
RLJ Lodging Trust	39,700	1,182
Ventas Inc.	19,000	1,180
CoreSite Realty Corp.	25,500	1,159
Chambers Street Properties	141,800	1,127
CBL & Associates Properties Inc.	65,000	1,053
Weingarten Realty Investors	31,500	1,030

GEO Group Inc.	28,500	974
Bank of New York Mellon Corp.	22,400	940
Validus Holdings Ltd.	19,100	840
DuPont Fabros Technology Inc.	24,500	722
Summit Hotel Properties Inc.	48,600	632
* Cowen Group Inc. Class A	97,700	625
Kimco Realty Corp.	26,500	597
Host Hotels & Resorts Inc.	30,000	595
LaSalle Hotel Properties	13,500	479
SunTrust Banks Inc.	11,000	473
* Heritage Insurance Holdings Inc.	19,600	451
Digital Realty Trust Inc.	6,200	413
Health Care REIT Inc.	4,800	315
Omega Healthcare Investors Inc.	7,300	251
OM Asset Management plc	12,600	224
Hersha Hospitality Trust Class A	6,800	174
		101,643
Health Care (15.8%)
Johnson & Johnson	93,107	9,074
Gilead Sciences Inc.	64,000	7,493
Pfizer Inc.	221,558	7,429
Merck & Co. Inc.	115,783	6,592
AbbVie Inc.	84,400	5,671
Bristol-Myers Squibb Co.	85,200	5,669
Eli Lilly & Co.	63,120	5,270
* Express Scripts Holding Co.	54,600	4,856
Amgen Inc.	29,900	4,590
Cigna Corp.	27,200	4,406
Anthem Inc.	25,900	4,251
AmerisourceBergen Corp. Class A	34,000	3,616
* Centene Corp.	43,900	3,530
* Edwards Lifesciences Corp.	24,700	3,518
Cardinal Health Inc.	41,500	3,471
UnitedHealth Group Inc.	26,200	3,196
* Charles River Laboratories International Inc.	39,800	2,800
* Infinity Pharmaceuticals Inc.	155,500	1,703
* Inovalon Holdings Inc. Class A	57,400	1,601
* Quintiles Transnational Holdings Inc.	18,700	1,358
* HCA Holdings Inc.	12,400	1,125
Phibro Animal Health Corp. Class A	8,600	335
* Merrimack Pharmaceuticals Inc.	13,300	164
		91,718
Industrials (10.6%)
Boeing Co.	39,150	5,431
3M Co.	33,200	5,123
Lockheed Martin Corp.	22,800	4,239
General Dynamics Corp.	29,200	4,137
General Electric Co.	146,480	3,892
Northrop Grumman Corp.	23,930	3,796
Illinois Tool Works Inc.	39,700	3,644
* United Continental Holdings Inc.	66,600	3,530
Southwest Airlines Co.	103,200	3,415
PACCAR Inc.	53,000	3,382
Cintas Corp.	39,000	3,299
* JetBlue Airways Corp.	157,500	3,270
* Spirit AeroSystems Holdings Inc. Class A	56,200	3,097

*	United Rentals Inc.	34,400	3,014
*	Hawaiian Holdings Inc.	125,600	2,983
	Alaska Air Group Inc.	30,700	1,978
	Aircastle Ltd.	58,800	1,333
	Greenbrier Cos. Inc.	15,200	712
	Interface Inc. Class A	15,700	393
*	PAM Transportation Services Inc.	4,800	279
*	Dycom Industries Inc.	3,900	230
	John Bean Technologies Corp.	5,600	210
	RR Donnelley & Sons Co.	11,000	192
			61,579
Information Technology (18.5%)
	Apple Inc.	169,940	21,315
	Microsoft Corp.	143,497	6,335
	International Business Machines Corp.	32,142	5,228
	Accenture plc Class A	43,800	4,239
	Texas Instruments Inc.	81,100	4,177
	MasterCard Inc. Class A	41,700	3,898
*	Electronic Arts Inc.	57,800	3,844
	Hewlett-Packard Co.	125,000	3,751
*	Aspen Technology Inc.	73,200	3,334
*	Manhattan Associates Inc.	55,800	3,328
*	Blackhawk Network Holdings Inc.	79,300	3,267
	Computer Sciences Corp.	49,200	3,230
	EarthLink Holdings Corp.	417,400	3,126
	Intel Corp.	99,490	3,026
	Science Applications International Corp.	57,200	3,023
	MAXIMUS Inc.	45,100	2,964
	CDW Corp.	85,000	2,914
*	ARRIS Group Inc.	94,680	2,897
*,^ Ambarella Inc.		27,100	2,783
	Booz Allen Hamilton Holding Corp. Class A	107,500	2,713
*	Sykes Enterprises Inc.	107,200	2,600
*	Google Inc. Class A	4,380	2,365
*	Google Inc. Class C	4,392	2,286
	Broadridge Financial Solutions Inc.	42,700	2,135
*	Facebook Inc. Class A	15,000	1,287
	Jabil Circuit Inc.	50,800	1,082
	Skyworks Solutions Inc.	10,200	1,062
*	Synaptics Inc.	9,000	781
*	Quantum Corp.	458,800	771
	CSG Systems International Inc.	18,000	570
	Cisco Systems Inc.	19,450	534
	Oracle Corp.	12,548	506
*	ePlus Inc.	4,900	376
	DST Systems Inc.	2,590	326
	QAD Inc. Class A	10,000	264
*	Cimpress NV	2,900	244
	Visa Inc. Class A	3,200	215
*	Super Micro Computer Inc.	5,800	172
			106,968
Materials (3.4%)
	LyondellBasell Industries NV Class A	40,600	4,203
	Sherwin-Williams Co.	12,300	3,383
	International Paper Co.	67,200	3,198
*	Berry Plastics Group Inc.	89,600	2,903

Avery Dennison Corp.			29,100	1,773
Alcoa Inc.			141,400	1,577
* Century Aluminum Co.			105,600	1,101
* Trinseo SA			40,600	1,090
KMG Chemicals Inc.			18,400	468
				19,696
Telecommunication Services (2.5%)
Verizon Communications Inc.			158,857	7,404
AT&T Inc.			164,029	5,826
CenturyLink Inc.			34,300	1,008
				14,238
Utilities (3.3%)
Exelon Corp.			107,100	3,365
Public Service Enterprise Group Inc.			84,900	3,335
PPL Corp.			101,900	3,003
Entergy Corp.			40,400	2,848
American Electric Power Co. Inc.			42,200	2,235
Vectren Corp.			55,900	2,151
WGL Holdings Inc.			30,700	1,667
* Talen Energy Corp.			18,827	323
				18,927
Total Common Stocks (Cost $454,810)				575,728
	Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
[2,3] Vanguard Market Liquidity Fund	0.137%		6,689,992	6,690

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.070%	7/15/15	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.133%	7/31/15	100	100
				200
Total Temporary Cash Investments (Cost $6,890)				6,890
Total Investments (100.7%) (Cost $461,700)				582,618
Other Assets and Liabilities-Net (-0.7%)[3]				(3,967)
Net Assets (100%)				578,651

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,924,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $4,012,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

Structured Broad Market Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	575,728	—	—
Temporary Cash Investments	6,690	200	—
Futures Contracts—Assets[1]	5	—	—
Total	582,423	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Structured Broad Market Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2015	4	2,054	(26)
E-mini S&P 500 Index	September 2015	7	719
				(14)
				(40)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2015, the cost of investment securities for tax purposes was $461,700,000. Net unrealized appreciation of investment securities for tax purposes was $120,918,000, consisting of unrealized gains of $131,971,000 on securities that had risen in value since their purchase and $11,053,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (12.6%)
Home Depot Inc.	67,575	7,510
Walt Disney Co.	65,779	7,508
Comcast Corp. Class A	90,200	5,425
NIKE Inc. Class B	45,200	4,882
Lowe's Cos. Inc.	71,200	4,768
Target Corp.	56,500	4,612
General Motors Co.	125,100	4,169
* O'Reilly Automotive Inc.	17,200	3,887
Delphi Automotive plc	45,400	3,863
Carnival Corp.	77,800	3,842
Darden Restaurants Inc.	46,300	3,291
Cablevision Systems Corp. Class A	137,000	3,280
Marriott International Inc. Class A	43,550	3,240
Leggett & Platt Inc.	65,900	3,208
Best Buy Co. Inc.	95,800	3,124
* Amazon.com Inc.	4,900	2,127
* DIRECTV	15,100	1,401
Comcast Corp. Special Class A	10,525	631
H&R Block Inc.	17,100	507
L Brands Inc.	4,300	369
Expedia Inc.	2,800	306
Macy's Inc.	2,650	179
Ross Stores Inc.	2,400	117
		72,246
Consumer Staples (8.8%)
PepsiCo Inc.	75,192	7,018
Altria Group Inc.	121,600	5,947
Costco Wholesale Corp.	34,500	4,660
Colgate-Palmolive Co.	64,000	4,186
Kroger Co.	56,450	4,093
Archer-Daniels-Midland Co.	80,200	3,867
Procter & Gamble Co.	47,194	3,693
Reynolds American Inc.	49,400	3,688
Clorox Co.	30,800	3,204
Dr Pepper Snapple Group Inc.	43,800	3,193
Coca-Cola Co.	51,080	2,004
Kimberly-Clark Corp.	18,300	1,939
Wal-Mart Stores Inc.	17,846	1,266
Philip Morris International Inc.	11,136	893
CVS Health Corp.	5,300	556
		50,207
Energy (8.1%)
Exxon Mobil Corp.	113,239	9,422
Valero Energy Corp.	65,600	4,107
Marathon Petroleum Corp.	77,000	4,028
Spectra Energy Corp.	101,700	3,315
* Cameron International Corp.	63,000	3,299
Tesoro Corp.	38,600	3,258

* FMC Technologies Inc.	77,800	3,228
Ensco plc Class A	137,700	3,067
National Oilwell Varco Inc.	63,300	3,056
Noble Corp. plc	197,800	3,044
Chevron Corp.	30,156	2,909
CONSOL Energy Inc.	67,300	1,463
Schlumberger Ltd.	16,325	1,407
ONEOK Inc.	21,275	840
		46,443
Financials (15.7%)
Wells Fargo & Co.	200,835	11,295
JPMorgan Chase & Co.	162,879	11,037
Goldman Sachs Group Inc.	27,500	5,742
Capital One Financial Corp.	53,400	4,698
PNC Financial Services Group Inc.	48,400	4,629
Bank of New York Mellon Corp.	102,700	4,310
Travelers Cos. Inc.	38,000	3,673
Allstate Corp.	54,200	3,516
Ameriprise Financial Inc.	27,900	3,486
Progressive Corp.	121,900	3,393
Navient Corp.	163,800	2,983
Northern Trust Corp.	38,100	2,913
* Berkshire Hathaway Inc. Class B	19,705	2,682
Moody's Corp.	23,400	2,526
Bank of America Corp.	146,553	2,494
Citigroup Inc.	42,725	2,360
* Berkshire Hathaway Inc. Class A	11	2,253
Health Care REIT Inc.	30,000	1,969
Weyerhaeuser Co.	61,400	1,934
Ventas Inc.	27,800	1,726
General Growth Properties Inc.	66,500	1,706
Kimco Realty Corp.	68,500	1,544
Lincoln National Corp.	23,400	1,386
CME Group Inc.	9,100	847
HCP Inc.	21,500	784
Public Storage	3,500	645
Iron Mountain Inc.	20,800	645
Prologis Inc.	16,700	620
Prudential Financial Inc.	6,400	560
KeyCorp	35,000	526
Simon Property Group Inc.	2,000	346
Realty Income Corp.	3,600	160
SunTrust Banks Inc.	2,800	120
AvalonBay Communities Inc.	700	112
		89,620
Health Care (16.2%)
Johnson & Johnson	112,046	10,920
Gilead Sciences Inc.	72,700	8,512
AbbVie Inc.	91,568	6,152
* Biogen Inc.	14,600	5,898
Eli Lilly & Co.	67,487	5,635
Bristol-Myers Squibb Co.	81,400	5,416
* Express Scripts Holding Co.	56,700	5,043
Aetna Inc.	36,200	4,614
Anthem Inc.	27,200	4,465
Amgen Inc.	26,700	4,099

* HCA Holdings Inc.	44,600	4,046
Cardinal Health Inc.	44,300	3,706
Pfizer Inc.	106,575	3,573
Zoetis Inc.	73,500	3,544
AmerisourceBergen Corp. Class A	33,100	3,520
* Edwards Lifesciences Corp.	24,150	3,440
UnitedHealth Group Inc.	19,800	2,416
Merck & Co. Inc.	39,844	2,268
* Celgene Corp.	12,000	1,389
Abbott Laboratories	22,900	1,124
* Mylan NV	13,600	923
* Allergan plc	2,077	630
* Hospira Inc.	5,100	452
Medtronic plc	6,100	452
Cigna Corp.	2,200	356
		92,593
Industrials (10.1%)
3M Co.	38,000	5,864
Boeing Co.	41,100	5,701
General Electric Co.	205,922	5,471
General Dynamics Corp.	32,000	4,534
Lockheed Martin Corp.	23,200	4,313
Northrop Grumman Corp.	24,600	3,902
Illinois Tool Works Inc.	42,100	3,864
PACCAR Inc.	56,600	3,612
Southwest Airlines Co.	106,500	3,524
Cintas Corp.	37,100	3,138
* United Rentals Inc.	35,600	3,119
Pitney Bowes Inc.	140,500	2,924
Ryder System Inc.	31,500	2,752
United Parcel Service Inc. Class B	15,000	1,454
Delta Air Lines Inc.	32,100	1,319
Honeywell International Inc.	12,000	1,224
Rockwell Collins Inc.	11,100	1,025
United Technologies Corp.	986	109
		57,849
Information Technology (18.9%)
Apple Inc.	203,374	25,508
Microsoft Corp.	189,241	8,355
International Business Machines Corp.	46,840	7,619
Accenture plc Class A	51,800	5,013
Intel Corp.	158,153	4,810
* Google Inc. Class C	8,930	4,648
Hewlett-Packard Co.	133,750	4,014
* Electronic Arts Inc.	58,300	3,877
* Fiserv Inc.	42,900	3,553
* Google Inc. Class A	6,205	3,351
Computer Sciences Corp.	50,500	3,315
Western Union Co.	159,700	3,247
Total System Services Inc.	75,900	3,170
* F5 Networks Inc.	23,500	2,828
Skyworks Solutions Inc.	26,700	2,780
MasterCard Inc. Class A	29,400	2,748
Intuit Inc.	27,100	2,731
* Facebook Inc. Class A	28,450	2,440
Western Digital Corp.	30,200	2,368

Seagate Technology plc			38,000	1,805
Texas Instruments Inc.			30,500	1,571
Cisco Systems Inc.			51,515	1,415
Oracle Corp.			31,188	1,257
NVIDIA Corp.			57,900	1,164
Avago Technologies Ltd. Class A			8,000	1,064
Visa Inc. Class A			15,600	1,048
Harris Corp.			10,900	838
Symantec Corp.			28,800	670
QUALCOMM Inc.			8,857	555
Paychex Inc.			4,700	220
				107,982
Materials (3.7%)
Dow Chemical Co.			94,500	4,836
LyondellBasell Industries NV Class A			41,100	4,255
Sherwin-Williams Co.			12,900	3,548
Sealed Air Corp.			68,100	3,499
Avery Dennison Corp.			54,300	3,309
International Paper Co.			30,900	1,470
Alcoa Inc.			34,100	380
				21,297
Telecommunication Services (2.4%)
Verizon Communications Inc.			178,096	8,301
CenturyLink Inc.			102,300	3,005
AT&T Inc.			75,835	2,694
				14,000
Utilities (3.3%)
Exelon Corp.			115,100	3,617
Public Service Enterprise Group Inc.			88,700	3,484
Entergy Corp.			46,800	3,299
PPL Corp.			111,700	3,292
Edison International			36,100	2,007
Consolidated Edison Inc.			28,200	1,632
American Electric Power Co. Inc.			26,600	1,409
* Talen Energy Corp.			13,952	239
				18,979
Total Common Stocks (Cost $471,358)				571,216
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund	0.137%		1,692,099	1,692

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.150%	11/13/15	200	200
Total Temporary Cash Investments (Cost $1,892)				1,892
Total Investments (100.1%) (Cost $473,250)				573,108
Other Assets and Liabilities-Net (-0.1%)				(484)
Net Assets (100%)				572,624
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	571,216	—	—
Temporary Cash Investments	1,692	200	—
Futures Contracts—Assets[1]	3	—	—
Total	572,911	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

Structured Large-Cap Equity Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2015	2	1,027	(10)
E-mini S&P 500 Index	September 2015	4	411	(5)
				(15)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2015, the cost of investment securities for tax purposes was $473,250,000. Net unrealized appreciation of investment securities for tax purposes was $99,858,000, consisting of unrealized gains of $109,872,000 on securities that had risen in value since their purchase and $10,014,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

VANGUARD QUANTITATIVE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.